Preferred Stock	12 Months Ended
May 31, 2014
Preferred Stock [Abstract]
Preferred Stock

NOTE 8: PREFERRED STOCK

Our Certificate of Incorporation authorizes the Board of Directors, at its discretion, to issue up to 4,000,000 shares of preferred stock. The stock is issuable in series, which may vary as to certain rights and preferences, and has no par value. As of May 31, 2014, none of these shares had been issued.